GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Jun. 30, 2024
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

14. GENERAL AND ADMINISTRATIVE EXPENSES

During the fiscal years ended June 30, 2024 and 2023, we incurred general and administrative expenses of $7,037,957 and $4,312,499, respectively, consisting of audit and accounting fees related to its re-audit of 2021 and 2022 financial statements, travel and entertainment, payroll and employee benefits, legal fees, filing fees and transfer agent fees, all relating to both sustaining the corporate existence of the Company and public company offering and compliance expenses.